Other Current Financial Liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure Of Other Current Financial Liabilities [Line Items]
Capital creditors		₨ 2,128		₨ 1,700
Interest accrued but not due on borrowings		448		89
Deposits from customers		16		16
Other payables		765		363
Total other current financial liabilities		3,357	$ 35	2,168
Credit card dues [Member]
Disclosure Of Other Current Financial Liabilities [Line Items]
Other payables	[1]	762		353
Unwinding of interest as per IFRS [Member]
Disclosure Of Other Current Financial Liabilities [Line Items]
Other payables		₨ 3		₨ 10

[1]	Credit limit is ₹ 950 with convenience fee ranging from 5.84% to 6.45% (annualised) on transaction amount. Credit period ranges from 45 to 51 days with penal charges ranging from 21.50% to 23.90% (annualised) on outstanding amount.